Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of the income tax (expense)/benefit
Current tax	€ (261)	€ (534)	€ (258)
Deferred tax	(666)	991	(88)
Total	€ (927)	€ 457	€ (346)